Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Operating Expense
Vessel Operating Expenses

	Year Ended
	December 31,
	2012	2013	2014
Crew wages and related costs	$17,202	$22,015	$26,169
Insurance	2,828	3,477	4,133
Repairs, maintenance and drydocking costs	2,493	3,240	4,344
Spares, stores and provisions	6,939	7,533	9,058
Lubricants	3,296	2,787	3,509
Taxes	303	669	1,282
Miscellaneous	1,479	2,243	2,139
Total	$34,540	$41,964	$50,634